Intangible Assets	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Intangible Assets [Abstract]
Intangible assets

7. Intangible assets

Intangible assets mainly consisted of a trademark acquired through the acquisition of Maison Monterey Park on June 30, 2022. The fair value of the trademark at acquisition date was $194,000, to be amortized over 15 years. The amortization of the trademark for the three months ended July 31, 2023 and was $3,233 and $1,078. Estimated amortization expense for each of the next five years at July 31, 2023 is as follows: $12,936, $12,936, $12,936, $12,936 and $12,936. In addition, the Company had $292 and $212 amortization expenses of liquid license for the three months ended July 31, 2023 and 2022, respectively.

7. Intangible assets

Intangible assets mainly consisted of a trademark acquired through the acquisition of Maison Monterey Park on June 30, 2022. The fair value of the trademark at acquisition date was $194,000, to be amortized over 15 years. The amortization of the trademark for the year ended April 30, 2023 was $10,778. Estimated amortization expense for each of the next five years at April 30, 2023 is as follows: $12,930, $12,930, $12,930, $12,930 and $12,930.